Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ELFUN DIVERSIFIED FUND
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ELFUN DIVERSIFIED FUND
(ELDFX)
(the "Fund")

Supplement dated April 16, 2020 to the
Summary Prospectus and Prospectus,
each dated April 30, 2019, as may be supplemented from time to time

•    Effective immediately, the "Annual Total Returns" bar chart within the "Performance" section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

Highest/Lowest quarterly results during this time period were:
            Highest 11.59% (quarter ended June 30, 2009)
      Lowest -11.95% (quarter ended September 30, 2011)

ELFUN DIVERSIFIED FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ELFUN DIVERSIFIED FUND
(ELDFX)
(the "Fund")

Supplement dated April 16, 2020 to the
Summary Prospectus and Prospectus,
each dated April 30, 2019, as may be supplemented from time to time

•    Effective immediately, the "Annual Total Returns" bar chart within the "Performance" section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

Highest/Lowest quarterly results during this time period were:
            Highest 11.59% (quarter ended June 30, 2009)
      Lowest -11.95% (quarter ended September 30, 2011)

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%) (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 11.59% (quarter ended June 30, 2009) Lowest -11.95% (quarter ended September 30, 2011)
ELFUN DIVERSIFIED FUND | Elfun Diversified Fund
Risk/Return:	rr_RiskReturnAbstract
2009	rr_AnnualReturn2009	22.13%
2010	rr_AnnualReturn2010	9.98%
2011	rr_AnnualReturn2011	(2.60%)
2012	rr_AnnualReturn2012	12.77%
2013	rr_AnnualReturn2013	16.79%
2014	rr_AnnualReturn2014	4.95%
2015	rr_AnnualReturn2015	(1.25%)
2016	rr_AnnualReturn2016	5.48%
2017	rr_AnnualReturn2017	15.40%
2018	rr_AnnualReturn2018	(5.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.95%)